Inventories (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Finished products and merchandise	¥ 216,403	¥ 205,979
Work-in-process	387,917	395,842
Raw materials and supplies	149,561	157,778
Total	753,881	759,599
Inventory write-offs	¥ 24,269	¥ 37,210	¥ 9,321